CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit/(loss) from continuing operations	$ 9,252		57,656		45,939	(234,715)
Loss from discontinued operations						(12,952)
Adjustments to reconcile net loss to net cash generated from operating activities:
Foreign exchange (loss) gain	64		397		(32,747)	(1,646)
Changes in the fair value of contingent purchase consideration payable	2,798		17,430		63,185	7,537
Depreciation of property and equipment	14,893		92,786		58,873	21,854
Amortization of intangible assets	5,678		35,377		30,104	11,658
Loss on disposal of property and equipment	287		1,786		412	759
Loss on disposal of intangible assets					3	43
Provision for doubtful accounts	86		538		183	1,097
Stock based compensation expense	10,856		67,632		41,959	277,881
Deferred income taxes	(1,496)		(9,322)		(18,492)	(9,050)
Bargain purchase gain	(1,692)		(10,539)
Loss from equity method investment	177		1,101
Changes in operating assets and liabilities:
Accounts receivable	(21,153)		(131,783)		(66,436)	(24,892)
Prepayments and other current assets	(1,145)		(7,131)		(6,701)	5,481
Amounts due from related parties	5,736		35,713		(34,093)	(7,862)
Accounts payable	3,243		20,204		14,955	(7,441)
Unrecognized tax benefits (expense)	(2,321)		(14,461)		21,226	4,271
Accrued expenses and other payables	(106)		(660)		48,291	6,103
Advances from customers	(1,148)		(7,155)		5,918	6,630
Income taxes payable	2,831		17,639		2,089	1,474
Deferred government grants	2,082		12,974		419	5,400
Amounts due to related parties	(1,005)		(6,259)		(8,952)	29,742
Net cash generated from operating activities	27,917		173,923		166,135	81,372
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(71,704)		(446,725)		(255,755)	(58,619)
Purchases of intangible assets	(21,489)		(133,882)		(802)	(730)
Proceeds from disposal of property and equipment	32		202		7,598	26,713
Payments for short-term investments	(42,926)		(267,434)		(1,650,295)
Loan to a related party	(2,412)		(15,024)
Proceeds received from maturity of short-term investments	150,764		939,273		747,144
Payments for acquisitions, net of cash acquired (Note 4)	(10,765)		(67,067)		(107,744)	(47,560)
Payments for long-term investments	(8,106)		(50,500)		(8,200)
Loans to shareholder of iJoy Holding Limited (Note 4)	(2,068)		(12,885)
Restricted cash	(19,523)		(121,628)
Deemed distribution to the shareholders for the accounting disposal of the Non-IDC business of Shanghai Guotong Network Co., Ltd., net (Note 1(b)(iii))						36,564
Deemed contribution from shareholders for the accounting disposal of the Non-IDC business of Guangzhou Juliang Internet Information Technology Co., Ltd., net (Note 1(b)(iii))						3,716
Deemed contribution from the shareholders for the legal disposal of certain carved-out entities (Note 1(b)(iv))						39,300
Net cash used in investing activities	(28,197)		(175,670)		(1,268,054)	(616)
CASH FLOWS FROM FINANCING ACTIVITIES
Restricted cash	(46,097)		(287,188)		(137)	6,835
Proceeds from exercise of stock options	530		3,300		9,798
Proceeds from issuance of ordinary shares					1,332,904	17
Amounts due to related parties						(111,350)
Repurchase of ordinary shares					(190,022)
Proceeds from issuance of preferred shares					230,220
Dividends paid to non-controlling interest					(3,816)
Proceeds from long-term bank borrowings	37,219		231,879
Proceeds from short-term bank borrowings	28,404		176,961		110,000	55,000
Repayment of long-term bank borrowings	(161)		(1,000)
Repayment of short-term bank borrowings	(16,051)		(100,000)		(45,000)	(20,000)
Net cash (used in) generated from financing activities	3,844		23,952		1,443,947	(69,498)
Effect of foreign exchange rate changes on cash and short term investments	(55)		(340)		(14,895)
Net increase (decrease) in cash	3,509		21,865		327,133	11,258
Cash and cash equivalents at beginning of year	65,873		410,389		83,256	71,998
Cash and cash equivalents at end of year	69,382	[1]	432,254	[1]	410,389	83,256
Supplemental disclosures of cash flow information:
Income taxes paid	(7,141)		(44,491)		(8,854)	(2,934)
Interest paid	(1,706)		(10,630)		(4,398)	(2,793)
Interest received	3,146		19,598		4,644	580
Supplemental disclosures of non-cash activities:
Purchase of property and equipment through capital leases	(1,739)		(10,837)		25,894	61,678
Purchase of property and equipment included in accrued expenses and other payables, notes payable, and amounts due related parties	2,054		12,797		4,930	29,676
Purchase of intangible assets included in accrued expenses and other payables	3,172		19,761		218	(229)
Disposal of property and equipment included in amounts due from related parties					5,913	(5,913)
Disposal of intangible assets included in amounts due from related parties						(917)
Contingent consideration related to the acquisitions of the Managed Network Entities, Gehua and Fastweb included in the amounts due to related parties	(3,620)		(23,889)		77,686	136,741
Call option to purchase the remaining 49% equity interest in the Managed Network Entities						(6,765)
Waiver of liability from the shareholder (Note 1(b)(v))						(116,069)
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering					1,221,330

[1]	As of December 31, 2012, besides these cash and cash equivalents, the Company also holds fixed rate time deposits with maturities greater than three months of RMB222,701 (US$35,746).